June 29, 2018

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re:	ProShares Trust (the “Trust”)

(File Nos. 333-89822 and 811-21114)

Ladies and Gentlemen:

Transmitted herewith for filing on behalf of the Trust pursuant to Rule 497 under the Securities Act of 1933, as amended, are exhibits in interactive data format on XBRL, which contain the risk return summary information of the Supplement dated June 12, 2018 for ProShares Global Listed Private Equity ETF as filed under Rule 497 on June 12, 2018 (SEC Accession No. 0001193125-18-190690).

Should you have any comments or questions, please do not hesitate to contact me at (240) 497-6400.

Very truly yours,

/s/ Cheryl Ardin

Associate Counsel